Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TCW Securitized Income ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	8.53%	8.39%	6.24%	(14.03%)

[1]	For the period shown in the bar chart above: